Note 18 - Acquisitions (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 03, 2017	Jul. 01, 2017	Mar. 31, 2019	Mar. 31, 2018	Apr. 02, 2017	Apr. 30, 2014
Business Combination, Bargain Purchase, Gain Recognized, Amount				$ 1,786,000
Truitt Bros. Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Business Combination, Bargain Purchase, Gain Recognized, Amount	$ 1,800			1,800,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain				$ 900,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement of Inventory, Impact on Cost of Goods Sold		$ 500,000
Business Combination, Consideration Transferred, Total	14,400,000
Cash Acquired from Acquisition	3,000,000
Equity Method Investments	34,900,000				$ 17,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	3,600,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total	$ 31,800,000
Truitt Bros. Inc. Investment [Member]
Equity Method Investment, Ownership Percentage						50.00%
Equity Method Investment, Aggregate Cost						$ 16,200,000
Purchase Agreement, Additional Percentage of Voting Interests Acquirable						50.00%